Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of consolidated statements of operations and comprehensive income (loss)
	For the Year Ended
	December 31, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Operations and Comprehensive Income (Loss):
Change in fair value of warrant liabilities	$-	$777,266	$777,266
(Loss) income before income taxes	$(3,351,409)	$777,266	$(2,574,143)
Net (loss) income	$(3,352,725)	$777,266	$(2,575,459)
Comprehensive income (loss)	$(3,332,238)	$777,266	$(2,554,972)

(Loss) earnings per share for both Class A and Class B - basic and diluted:
Basic and diluted	$(0.33)	$0.08	$(0.25)

	For the Six Months Ended
	June 30, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Operations and Comprehensive Income:
Change in fair value of warrant liabilities	$-	$414,440	$414,440
Income before income taxes	$2,377,198	$414,440	$2,791,638
Net income	$2,373,877	$414,440	$2,788,317
Comprehensive income	$2,394,437	$414,440	$2,808,877
Earnings per share for both Class A and Class B - basic and diluted :
Basic and diluted	$0.32	$0.05	$0.37

Schedule of consolidated balance sheets
	As of December 31, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Warrant liabilities	$-	$1,469,821	$1,469,821
Total current liabilities	$11,318,364	$1,469,821	$12,788,185
Total liabilities	$12,134,370	$1,469,821	$13,604,191
Additional paid-in-capital	$14,516,848	$(2,247,087)	$12,269,761
Accumulated deficit	$(3,729,628)	$777,266	$(2,952,362)
Total stockholders’ equity	$10,771,699	$(1,469,821)	$9,301,878

	As of June 30, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Warrant liabilities	$-	$1,832,647	$1,832,647
Total current liabilities	$5,439,512	$1,832,647	$7,272,159
Total liabilities	$5,439,512	$1,832,647	$7,272,159
Additional paid-in-capital	$7,649,772	$(2,247,087)	$5,402,685
Accumulated deficit	$1,996,974	$414,440	$2,411,414
Total equity	$9,631,091	$(1,832,647)	$7,798,444

Schedule of consolidated statements of cash flow
	For the Year Ended
	December 31, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Cash Flow
Cash Flows from Operating Activities
Net (loss) income	$(3,352,725)	$777,266	$(2,575,459)
Change in fair value of warrant liabilities	$-	$(777,266)	$(777,266)

	For the Six Months Ended
	June 30, 2020
	As Previously Reported	Restatement Impact	As Restated
Consolidated Statements of Cash Flow
Cash Flows from Operating Activities
Net income	$2,373,877	$414,440	$2,788,317
Change in fair value of warrant liabilities	$-	$(414,440)	$(414,440)